Financial risk management (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)	Aug. 27, 2024 EUR (€)	Aug. 16, 2024 EUR (€)	Aug. 16, 2024 USD ($)	Aug. 12, 2024 EUR (€)	Aug. 12, 2024 USD ($)	Aug. 06, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 28, 2024 EUR (€)	Mar. 22, 2024 EUR (€)	Feb. 07, 2024 EUR (€)	Feb. 06, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Financial risk management
Proceeds from borrowing	€ 128,286
Borrowings Utilised	342,000
Prepayments	21,555												€ 9,562
Currency risk
Financial risk management
Largest currency exposure | $								$ 1,600
Unsecured Holdco Facility
Financial risk management
Maximum borrowing capacity											€ 80,000	€ 50,000
Borrowings Utilised	80,000								€ 30,000
New Debt Facility
Financial risk management
Maximum borrowing capacity										€ 100,000
Borrowings Utilised	326,000
Uncommitted guarantee facility
Financial risk management
Borrowings Utilised	64,000
New Credit Facility
Financial risk management
Borrowings Utilised	262,000
Debt to credit institutions
Financial risk management
Borrowings Utilised	339,372												€ 205,572	€ 115,411	€ 115,002
Fees Paid	1,700
Prepayments	€ 1,200
Increased Funding Commitments | New Debt Facility
Financial risk management
Maximum borrowing capacity		€ 200,000					€ 100,000
Increased Funding Commitments | New Credit Facility
Financial risk management
Maximum borrowing capacity			€ 420,000	$ 456
Increased Funding Commitments | P-Class Facility
Financial risk management
Borrowings Utilised					€ 184,000	$ 197
EURIBOR [member] | Interest rate risk
Financial risk management
EURIBOR interest rate floor (in percent)	0.00%							0.00%						0.00%
Borrowings, interest rate	3.80%							3.80%						3.60%
Wind Osprey | New Debt Facility
Financial risk management
Borrowings Utilised										50,000
Wind Orca | New Debt Facility
Financial risk management
Borrowings Utilised										€ 50,000